Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AZZAD FUNDS
Entity Central Index Key	0001031008
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Azzad Ethical Fund
Shareholder Report [Line Items]
Fund Name	Azzad Ethical Fund
Class Name	Azzad Ethical Fund
Trading Symbol	ADJEX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Azzad Ethical Fund - ADJEX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://azzadasset.com. You can also request this information by contacting us at 1-888-862-9923.

Additional Information Phone Number	1-888-862-9923
Additional Information Website	https://azzadasset.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Azzad Ethical Fund	$102	0.99%

*Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance Highlights

•	The Fund returned 5.66% for the 12-month period ending June 30, 2024.
•	It underperformed compared to the Russell MidCap® Growth Index and the Russell 3000 Index, which returned 15.05% and 23.13%, respectively.
•	Underperformance is largely attributed to the sub-adviser's allocation and stock selection.

Sector Positioning

•	The Fund had overweights in Information Technology (IT) and Industrials, both of which contributed positively to performance.
•	Allocation to the Health Care and Real Estate sectors detracted from relative performance.

Other factors affecting Fund performance

•	The sub-adviser employs a bottom-up stock selection approach, focusing on profitable, lower-debt companies. This was not rewarded during the period.
•	Market speculation around a potential recession impacted returns during the period as holdings are selected for growth throughout market cycles, not tactical advantage.

The Fund sub-adviser did not tilt toward speculative investments, opting instead to concentrate on business fundamentals

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Net Assets	$ 146,300,000
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 909,234
Investment Company, Portfolio Turnover	24.49%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS: $146.3 MILLION	PORTFOLIO HOLDINGS: 60	PORTFOLIO TURNOVER: 24.49%	ADVISORY FEES PAID BY FUND: $909,234

Holdings [Text Block]

top ten holdings

1.	Cadence Design Systems, Inc.	3.86%
2.	CoStar Group, Inc.	3.49%
3.	Pinterest, Inc.	3.41%
4.	Crowdstrike Holdings, Inc. Class A	3.10%
5.	Monolithic Power Systems, Inc.	3.07%
6.	DexCom, Inc.	3.00%
7.	Teradyne, Inc.	2.62%
8.	Quanta Services, Inc.	2.55%
9.	The Trade Desk, Inc. Class A	2.42%
10.	HEICO Corp.	2.37%
	Total % of Net Assets	29.89%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended June 30, 2024
Updated Prospectus Phone Number	1-888-862-9923
Updated Prospectus Web Address	https://azzadasset.com
Azzad Wise Capital Fund
Shareholder Report [Line Items]
Fund Name	Azzad Wise Capital Fund
Class Name	Azzad Wise Capital Fund
Trading Symbol	WISEX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Azzad Wise Capital Fund - WISEX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://azzadasset.com. You can also request this information by contacting us at 1-888-862-9923.

Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Azzad Wise Capital Fund	$91	0.89%

*Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance highlights

•	The Fund returned 4.22% for the year ending June 30, 2024.
•	It underperformed against the ICE BofAML US Corp and Govt 1-3 Yr Index, which returned 4.94% and overperformed against the Bloomberg US Aggregate Index, which returned 2.63%.

Sector positioning

•	The sub-adviser’s allocation to the Middle East/North Africa, Gulf Cooperation Council (GCC), and Asian sukuk markets benefited from Federal Reserve interest rate projections.
•	UAE real estate sukuk was a top performer due to interest rate volatility positioning by the sub-adviser.
•	Security selection in Saudi Arabia and Indonesia contributed positively to performance.
•	Sub-investment grade GCC sukuk from Bahrain and Oman contributed to performance in the high-yield segment.
•	The Fund’s minority allocation to equities detracted from performance during the period.
•	The Health Care, Real Estate, and Consumer Defensive sectors were among the top detractors from performance within equities.

Other factors affecting Fund performance

•	U.S. Federal Reserve Chair Powell announced during the period that the central bank’s peak interest rate target had been met.
•	Globally, rate cuts improved credit spreads and reduced funding risk for emerging market, high-yield, and investment-grade bonds.

Higher beta assets in the Fund performed well due to improved credit spreads.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Net Assets	$ 266,000,000.0
Holdings Count | Holdings	129
Advisory Fees Paid, Amount	$ 1,808,237
Investment Company, Portfolio Turnover	36.30%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS: $266.0 MILLION	PORTFOLIO HOLDINGS: 129	PORTFOLIO TURNOVER: 36.30%	ADVISORY FEES PAID BY FUND: $1,808,237

Holdings [Text Block]

top ten holdings

1.	Esic Sukuk Ltd., 3.939%, 07/30/2024	3.08%
2.	IDB Trust Services, Ltd. REGS, 1.957%, 10/02/2024	2.26%
3.	Aldar Sukuk Ltd., 4.750%, 09/29/2025	2.23%
4.	TNB Global Ventures Cap., Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026	2.15%
5.	Axiata Spv2 Bhd, 4.357%, 03/24/2026	2.07%
6.	DIB Sukuk, Ltd., Sr. Unsecd. Note, 2.950%, 02/20/2025	2.03%
7.	MAF Sukuk Ltd., Sr. Unsecd. Note, 4.500%, 11/03/2025	1.86%
8.	Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 4.150%, 03/29/2027	1.83%
9.	MayBank Islamic Bank (Malaysia), 5.420%, 09/18/2024	1.54%
10.	QIB Sukuk, Ltd., Unsecd. Note, 5.581%, 11/22/2028	1.51%
	Total % of Net Assets	20.56%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended June 30, 2024
Updated Prospectus Phone Number	1-888-862-9923
Updated Prospectus Web Address	https://azzadasset.com